Share-based plan - Additional information (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($) shares	May 31, 2020 USD ($)	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares | shares		13,899,648		4,112,046
Expense from share-based payment transactions with employees | R$	R$ 292,817
Tax provisions and does not include any tax benefits on total share based compensation expense | R$	R$ 60,026
Weighted average fair value at measurement date, other equity instruments granted | $		$ 46.48
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Number of shares reserved for issue under options and contracts for sale of shares | shares		11,079,736		1,921,669
Weighted average fair value at measurement date, other equity instruments granted | $		$ 27
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Total combined vesting and holding period	6 years
Number of shares reserved for issue under options and contracts for sale of shares | shares		2,819,912		2,190,377
Weighted average fair value at measurement date, other equity instruments granted | $		$ 34.56	$ 52.41
PSUs | Share-Based Payment Arrangement, Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.00%
PSUs | Share-Based Payment Arrangement, Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.00%
PSUs | Share-Based Payment Arrangement, Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	34.00%